Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

14. subsequent events

On October 10, 2019, the Company entered into a definitive Agreement and Plan of Merger (the “Merger Agreement”) with Sonnet BioTherapeutics, Inc., a New Jersey corporation (“Sonnet”), and Biosub Inc., a Delaware corporation and wholly-owned subsidiary of Chanticleer (“Merger Sub”). Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, including approval of the transaction by Chanticleer’s shareholders and Sonnet’s shareholders, Merger Sub will be merged with and into Sonnet (the “Merger”), with Sonnet surviving the Merger as a wholly-owned subsidiary of Chanticleer. The shareholders of Sonnet will become the majority owners of Chanticleer’s outstanding common stock upon the closing of the Merger. Additionally, as part of this transaction, Chanticleer will spin-off its current restaurant operations, including all assets and liabilities, into a newly created entity (the “Spin-Off Entity”), the equity of which will be distributed out to the current stockholders of Chanticleer. Terms of the Merger include a payment of $6,000,000 to Chanticleer from Sonnet, a portion of which is expected to be used by Chanticleer to repay certain of Chanticleer’s outstanding indebtedness in conjunction with the spin-off of the existing Chanticleer assets and liabilities.

Pursuant to the Merger Agreement, each share of common stock of Sonnet, no par value per share (other than Cancelled Shares (as defined in the Merger Agreement) and Dissenting Shares (as defined in the Merger Agreement)), issued and outstanding immediately prior to the effective time of the Merger (the “Effective Time”) shall be automatically converted into the right to receive an amount of shares of common stock, par value $0.0001 per share, of Chanticleer (“Chanticleer Common Stock”) equal to the Common Stock Exchange Ratio (as defined in the Merger Agreement) (the “Merger Consideration”). As a result, immediately following the Effective Time, the former Sonnet shareholders will hold approximately 94% of the outstanding shares of Chanticleer Common Stock and the shareholders of Chanticleer will retain ownership of approximately 6% of the outstanding shares of Chanticleer Common Stock. In addition, at the closing of the Merger, Chanticleer will issue to the Spin-Off Entity a warrant to purchase that number of shares of Chanticleer Common Stock equal two percent (2%) of the number of shares of issued and outstanding Chanticleer Common Stock of Chanticleer at Closing. The Warrant will be a five-year warrant, will have an exercise price of $0.01 per share and will not be exercisable for 180 days following the Closing. Upon completion of the Merger, Chanticleer will change its name to Sonnet BioTherapeutics Holdings, Inc.

On October 31, 2019, the Company entered into a sale of business agreement for three of its South Africa Hooters locations. The total purchase price was R5,700,000 (approximately $385,000). The net proceeds received by the Company was approximately $170,000. The Company anticipates closing on the sale of the remaining two South Africa Hooters locations by the end of November 2019.

On November 6, 2019, the Company sold Just Fresh through the sale of 100% of the membership interest of JF Restaurants, LLC. The purchase price was $500,000 with $125,000 due at closing and the remaining $375,000 in the form of a promissory note to be paid in full by December 31, 2019. The sale agreement included the assumption of trade payables at the closing date. The Company also entered into a Management Services Agreement whereby the Company will continue to act as the manager of JF Restaurants, LLC until the note is repaid in full. As manager, the Company will be entitled to a management fee of 5% of the monthly net cash flow from the operation of the restaurants.

16. SUBSEQUENT EVENTS

In February 2019, the Company sold a majority interest in two of its company-owned BGR restaurants for a purchase price of $500,000. In connection with the sale, the Company established franchise agreements with those two restaurants. The Company still owns approximately 46% of those two restaurants. Also, in February 2019, the Company sold one of its company-owned American Burger restaurants for a purchase price of $200,000.